UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC,
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD: July 31, 2005


                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)



                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (77.9%)
                   CONSUMER DISCRETIONARY (24.4%)
$ 6,571,000        Aztar Corp.^
                   7.875%, 06/15/14                             $     7,030,970
 10,814,000        Beazer Homes USA, Inc.^
                   8.375%, 04/15/12                                  11,665,602
    832,000        CanWest Media, Inc.
                   7.625%, 04/15/13                                     894,400
  4,159,000        DEX Media, Inc.^
                   8.000%, 11/15/13                                   4,470,925
  2,938,000        DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                   3,272,197
  6,630,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                  12,810,817
  6,655,000        General Motors Corp.^
                   8.250%, 07/15/23                                   5,989,500
  1,664,000        Global Cash Access, Inc.^
                   8.750%, 03/15/12                                   1,807,520
                   Goodyear Tire & Rubber Company
  7,071,000        7.000%, 03/15/28                                   5,692,155
  3,327,000        7.857%, 08/15/11^                                  3,376,905
  3,327,000        Hasbro, Inc.
                   6.600%, 07/15/28                                   3,449,171
  6,634,000        Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   7,065,210
  3,327,000        IMAX Corp.^
                   9.625%, 12/01/10                                   3,564,049
  2,495,000        Intrawest Corp.
                   7.500%, 10/15/13                                   2,582,325
 11,646,000        Isle of Capri Casinos, Inc.^
                   9.000%, 03/15/12                                  12,694,140
  1,922,000        Jarden Corp.
                   9.750%, 05/01/12                                   2,068,552
  3,556,000        Kellwood Company
                   7.625%, 10/15/17                                   3,644,900
  7,570,000        La Quinta, Corp.
                   8.875%, 03/15/11                                   8,241,838
  2,495,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                   2,479,406
 14,557,000        Mandalay Resort Group
                   10.250%, 08/01/07                                 15,976,308
  6,488,000        NCL Holding, ASA*
                   10.625%, 07/15/14                                  6,942,160
  3,743,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                   4,033,083
  4,159,000        Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                                   4,522,913
  1,664,000        Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                   1,713,920
  2,371,000        RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                  2,762,215
  3,119,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                   2,675,503
  3,743,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                   3,294,867
 12,893,000        Russell Corp.
                   9.250%, 05/01/10                                  13,698,813


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 6,655,000        Time Warner
                   7.625%, 04/15/31                             $     8,225,939
 10,564,000        Vail Resorts, Inc.
                   6.750%, 02/15/14                                  10,854,510
                   Warner Music Group
  5,823,000        7.375%, 04/15/14                                   6,041,363
    832,000   GBP  8.125%, 04/15/14                                   1,491,527
  7,071,000        WCI Communities, Inc.^
                   7.875%, 10/01/13                                   7,238,936
                                                                ---------------
                                                                    192,272,639
                                                                ---------------
                   CONSUMER STAPLES (9.1%)
  1,664,000        Central Garden & Pet Company
                   9.125%, 02/01/13                                   1,805,440
  4,159,000        Chattem, Inc.
                   7.000%, 03/01/14                                   4,314,962
  3,618,000        Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                   3,527,550
  5,157,000        Del Monte Foods Company
                   8.625%, 12/15/12                                   5,698,485
                   Dole Food Company, Inc.
  7,486,000        7.250%, 06/15/10^                                  7,729,295
  3,327,000        8.625%, 05/01/09                                   3,593,160
  9,982,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   9,944,568
    832,000        Pilgrim's Pride Corp.
                   9.250%, 11/15/13                                     938,080
  4,991,000        Pinnacle Foods Holding^
                   8.250%, 12/01/13                                   4,566,765
  4,658,000        Playtex Products, Inc.
                   8.000%, 03/01/11                                   5,007,350
  9,150,000        Rayovac Corp.^
                   8.500%, 10/01/13                                   9,699,000
                   Revlon Consumer Products Corp.
    832,000        9.490%, 11/14/05++                                   863,200
    832,000        9.480%, 09/09/05++                                   863,200
    832,000        9.380%, 10/11/05++                                   863,200
    416,000        9.300%, 08/12/05++                                   431,600
  2,662,000        Revlon, Inc.^
                   9.500%, 04/01/11                                   2,588,795
  8,318,000        Smithfield Foods, Inc.
                   7.750%, 05/15/13                                   9,191,390
                                                                ---------------
                                                                     71,626,040
                                                                ---------------
                   ENERGY (10.7%)
  7,071,000        Chesapeake Energy Corp.
                   6.875%, 01/15/16                                   7,371,517
  5,407,000        Comstock Resources, Inc.
                   6.875%, 03/01/12                                   5,515,140
  2,495,000        Forest Oil Corp.
                   8.000%, 12/15/11                                   2,756,975
  9,732,000        General Maritime Corp.
                   10.000%, 03/15/13                                 10,680,870
  3,883,000        Giant Industries, Inc.
                   11.000%, 05/15/12                                  4,407,205
  3,826,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                   3,940,780


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
1

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 5,710,000        Overseas Shipholding Group, Inc.
                   7.500%, 02/15/24                             $     5,538,700
  9,400,000        Petroleo Brasileiro, SA
                   8.375%, 12/10/18                                  10,034,500
  5,324,000        Premcor Refining Group Inc.^
                   9.500%, 02/01/13                                   6,122,600
  2,267,000        Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                   2,459,695
  2,495,000        Range Resources Corp.
                   7.375%, 07/15/13                                   2,688,363
  5,823,000        Swift Energy Company^
                   9.375%, 05/01/12                                   6,376,185
  4,421,000        Tesoro Petroleum Corp.^
                   9.625%, 04/01/12                                   4,929,415
                   Williams Companies, Inc.^
  8,318,000        7.750%, 06/15/31                                   9,482,520
  1,664,000        7.500%, 01/15/31                                   1,859,520
                                                                ---------------
                                                                     84,163,985
                                                                ---------------
                   FINANCIALS (1.4%)
  6,239,000        Leucadia National Corp.^
                   7.000%, 08/15/13                                   6,348,183
  1,414,000        Omega Healthcare
                   Investors, Inc.
                   7.000%, 04/01/14                                   1,442,280
  3,244,000        Senior Housing Properties Trust
                   7.875%, 04/15/15                                   3,503,520
                                                                ---------------
                                                                     11,293,983
                                                                ---------------
                   HEALTH CARE (5.0%)
    724,000        Alpharma, Inc.
                   8.625%, 05/01/11                                     724,000
  3,410,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                  3,469,675
  7,029,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                   7,398,022
  2,495,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                   2,732,025
  3,327,000        MedCath Corp.^
                   9.875%, 07/15/12                                   3,717,922
  5,407,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                  6,055,840
  7,071,000        Tenet Healthcare Corp.*^
                   9.250%, 02/01/15                                   7,318,485
  2,495,000        Valeant Pharmaceuticals International^
                   7.000%, 12/15/11                                   2,488,763
  5,407,000        Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                   5,907,148
                                                                ---------------
                                                                     39,811,880
                                                                ---------------
                   INDUSTRIALS (7.3%)
  1,830,000        Accuride Corp.
                   8.500%, 02/01/15                                   1,907,775
  2,080,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                   2,262,000
  1,664,000        Commercial Vehicle Group, Inc.*^
                   8.000%, 07/01/13                                   1,747,200
  2,495,000        Gardner Denver, Inc.*
                   8.000%, 05/01/13                                   2,644,700


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 2,495,000        GATX Corp.
                   8.875%, 06/01/09                             $     2,803,769
  5,407,000        General Cable Corp.
                   9.500%, 11/15/10                                   5,650,315
  1,664,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                   1,743,040
  4,159,000        Hutchison Whampoa, Ltd.*^
                   6.250%, 01/24/14                                   4,401,440
  2,495,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                   2,756,975
                   JLG Industries, Inc.^
  3,743,000        8.250%, 05/01/08                                   4,005,010
    832,000        8.375%, 06/15/12                                     886,080
  8,734,000   EUR  Legrand Holding, SA
                   11.000%, 02/15/13                                 12,747,161
  2,828,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                  2,962,330
    919,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                   1,001,710
  7,486,000        Terex Corp.^
                   7.375%, 01/15/14                                   7,897,730
  2,229,000        United Agri Products, Inc.
                   8.250%, 12/15/11                                   2,351,595
                                                                ---------------
                                                                     57,768,830
                                                                ---------------
                   INFORMATION TECHNOLOGY (7.6%)
  5,407,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                   5,501,622
  3,327,000        Celestica, Inc.
                   7.875%, 07/01/11                                   3,443,445
  4,159,000        Flextronics International, Ltd.^
                   6.500%, 05/15/13                                   4,304,565
  4,159,000        Freescale Semiconductor, Inc.^
                   7.125%, 07/15/14                                   4,450,130
                   Iron Mountain, Inc.
  4,159,000   GBP  7.250%, 04/15/14*                                  6,925,892
  1,664,000        6.625%, 01/01/16                                   1,593,280
  3,660,000        Lucent Technologies, Inc.
                   6.500%, 01/15/28                                   3,303,150
  8,693,000        Sanmina-Sci Corp.
                   10.375%, 01/15/10                                  9,692,695
  1,664,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                  1,688,960
  4,991,000        Telcordia Technologies*
                   10.000%, 03/15/13                                  4,866,225
                   Xerox Corp.
  7,902,000        8.000%, 02/01/27                                   8,277,345
  5,823,000        7.625%, 06/15/13^                                  6,245,168
                                                                ---------------
                                                                     60,292,477
                                                                ---------------
                   MATERIALS (10.7%)
                   Aleris International, Inc.
  2,828,000        10.375%, 10/15/10                                  3,132,010
  1,783,000        9.000%, 11/15/14                                   1,876,607
  4,991,000        Arch Western Finance, LLC
                   6.750%, 07/01/13                                   5,153,207
  2,495,000        Buckeye Technologies, Inc.^
                   8.500%, 10/01/13                                   2,588,562


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
2

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 4,159,000        Equistar Chemicals, LP
                   10.625%, 05/01/11                            $     4,658,080
  7,129,000        Freeport-McMoRan Copper & Gold, Inc.^
                   10.125%, 02/01/10                                  7,948,835
 14,141,000        Georgia-Pacific Corp.^
                   8.125%, 05/15/11                                  15,943,978
  6,201,000        IPSCO, Inc.
                   8.750%, 06/01/13                                   6,960,623
  3,327,000        Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                   3,277,095
  2,288,000        Novelis, Inc.*^
                   7.250%, 02/15/15                                   2,350,920
  7,486,000        Polyone Corp.^
                   10.625%, 05/15/10                                  8,084,880
  2,554,000        Pope & Talbot, Inc.
                   8.375%, 06/01/13                                   2,541,230
  6,655,000        Sealed Air Corp.*
                   6.875%, 07/15/33                                   7,271,253
                   Steel Dynamics, Inc.
  2,495,000        9.500%, 03/15/09^                                  2,675,888
  1,664,000        9.500%, 03/15/09                                   1,784,640
  1,664,000        Texas Industries, Inc.*
                   7.250%, 07/15/13                                   1,763,840
                   Union Carbide Corp.
  3,327,000        7.500%, 06/01/25                                   3,604,568
  2,579,000        7.875%, 04/01/23^                                  2,867,294
                                                                ---------------
                                                                     84,483,510
                                                                ---------------
                   TELECOMMUNICATION SERVICES (1.4%)
  1,664,000        IPCS Escrow Company
                   11.500%, 05/01/12                                  1,896,960
  8,318,000        Nextel Communications, Inc.
                   7.375%, 08/01/15                                   9,004,235
                                                                ---------------
                                                                     10,901,195
                                                                ---------------
                   UTILITIES (0.3%)
  1,953,000        NRG Energy, Inc.*^
                   8.000%, 12/15/13                                   2,099,475
                                                                ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $581,879,485)                              614,714,014
                                                                ---------------
CONVERTIBLE BONDS (10.8%)
                   CONSUMER DISCRETIONARY (1.8%)
  5,625,000        General Motors Corp.+
                   5.250%, 03/06/32                                   4,479,750
  1,913,000        Lions Gate Entertainment Corp.^
                   3.625%, 03/15/25                                   1,951,260
  7,500,000        Walt Disney Company^
                   2.125%, 04/15/23                                   7,762,500
                                                                ---------------
                                                                     14,193,510
                                                                ---------------
                   ENERGY (1.1%)
  7,500,000        Cal Dive International, Inc.*
                   3.250%, 12/15/25                                   8,906,250
                                                                ---------------
                   INDUSTRIALS (2.8%)
  9,500,000        GATX Corp.
                   7.500%, 02/01/07                                  11,685,000


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 5,500,000        Lockheed Martin Corp.^++
                   3.018%, 08/15/33                             $     5,844,795
  3,000,000        Quanta Services, Inc.
                   4.500%, 10/01/23                                   3,382,500
    900,000        Titan International, Inc.
                   5.250%, 07/26/09                                   1,046,250
                                                                ---------------
                                                                     21,958,545
                                                                ---------------
                   INFORMATION TECHNOLOGY (4.4%)
  5,500,000        Advanced Micro Devices, Inc.^++
                   4.750%, 02/01/22                                   5,816,250
  6,500,000        ASML Holding, NV
                   5.750%, 10/15/06                                   7,155,200
 12,000,000        Corning, Inc.^
                   4.875%, 03/01/08                                  14,775,000
  5,500,000        DST Systems, Inc.
                   4.125%, 08/15/23                                   6,586,250
                                                                ---------------
                                                                     34,332,700
                                                                ---------------
                   UTILITIES (0.7%)
  2,950,000   GBP  Scottish and Southern Energy, PLC
                   3.750%, 10/29/09                                   5,832,935
                                                                ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $78,531,040)                                85,223,940
                                                                ---------------
SYNTHETIC CONVERTIBLE SECURITIES (18.5%)
                  CORPORATE BONDS (15.7%)
                   CONSUMER DISCRETIONARY (4.9%)
  1,329,000        Aztar Corp.^
                   7.875%, 06/15/14                                   1,422,030
  2,186,000        Beazer Homes USA, Inc.^
                   8.375%, 04/15/12                                   2,358,147
    168,000        CanWest Media, Inc.
                   7.625%, 04/15/13                                     180,600
    841,000        DEX Media, Inc.^
                   8.000%, 11/15/13                                     904,075
    594,000        DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                     661,567
  1,340,000   GBP  EMI Group, PLC
                   9.750%, 05/20/08                                   2,589,215
  1,345,000        General Motors Corp.^
                   8.250%, 07/15/23                                   1,210,500
    336,000        Global Cash Access, Inc.^
                   8.750%, 03/15/12                                     364,980
                   Goodyear Tire & Rubber Company
  1,429,000        7.000%, 03/15/28                                   1,150,345
    673,000        7.857%, 08/15/11^                                    683,095
    673,000        Hasbro, Inc.
                   6.600%, 07/15/28                                     697,713
  1,341,000        Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   1,428,165
    673,000        IMAX Corp.^
                   9.625%, 12/01/10                                     720,951
    505,000        Intrawest Corp.
                   7.500%, 10/15/13                                     522,675
  2,354,000        Isle of Capri Casinos, Inc.^
                   9.000%, 03/15/12                                   2,565,860


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
3

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$   388,000        Jarden Corp.
                   9.750%, 05/01/12                             $       417,585
    719,000        Kellwood Company
                   7.625%, 10/15/17                                     736,975
  1,530,000        La Quinta, Corp.
                   8.875%, 03/15/11                                   1,665,787
    505,000        Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                     501,844
  2,943,000        Mandalay Resort Group
                   10.250%, 08/01/07                                  3,229,942
  1,312,000        NCL Holding, ASA*
                   10.625%, 07/15/14                                  1,403,840
    757,000        Oxford Industries, Inc.
                   8.875%, 06/01/11                                     815,667
    841,000        Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                                     914,588
    336,000        Reader's Digest
                   Association, Inc.
                   6.500%, 03/01/11                                     346,080
    479,000        RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                    558,035
    631,000   CAD  Rogers Cable, Inc.
                   7.250%, 12/15/11                                     541,277
    757,000   CAD  Rogers Wireless, Inc.
                   7.625%, 12/15/11                                     666,368
  2,607,000        Russell Corp.
                   9.250%, 05/01/10                                   2,769,938
  1,345,000        Time Warner
                   7.625%, 04/15/31                                   1,662,493
  2,136,000        Vail Resorts, Inc.
                   6.750%, 02/15/14                                   2,194,740
                   Warner Music Group
  1,177,000        7.375%, 04/15/14                                   1,221,138
    168,000   GBP  8.125%, 04/15/14                                     301,174
  1,429,000        WCI Communities, Inc.^
                   7.875%, 10/01/13                                   1,462,939
                                                                ---------------
                                                                     38,870,328
                                                                ---------------
                   CONSUMER STAPLES (1.8%)
    336,000        Central Garden & Pet Company
                   9.125%, 02/01/13                                     364,560
    841,000        Chattem, Inc.
                   7.000%, 03/01/14                                     872,537
    732,000        Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                     713,700
  1,043,000        Del Monte Foods Company
                   8.625%, 12/15/12                                   1,152,515
                   Dole Food Company, Inc.
  1,514,000        7.250%, 06/15/10^                                  1,563,205
    673,000        8.625%, 05/01/09                                     726,840
  2,018,000        Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   2,010,433
    168,000        Pilgrim's Pride Corp.
                   9.250%, 11/15/13                                     189,420
  1,009,000        Pinnacle Foods Holding^
                   8.250%, 12/01/13                                     923,235
    942,000        Playtex Products, Inc.
                   8.000%, 03/01/11                                   1,012,650


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 1,850,000        Rayovac Corp.^
                   8.500%, 10/01/13                             $     1,961,000
                   Revlon Consumer Products Corp.
    168,000        9.490%, 11/14/05++                                   174,300
    168,000        9.480%, 09/09/05++                                   174,300
    168,000        9.380%, 10/11/05++                                   174,300
     84,000        9.300%, 08/12/05++                                    87,150
    538,000        Revlon, Inc.^
                   9.500%, 04/01/11                                     523,205
  1,682,000        Smithfield Foods, Inc.
                   7.750%, 05/15/13                                   1,858,610
                                                                ---------------
                                                                     14,481,960
                                                                ---------------
                   ENERGY (2.2%)
  1,429,000        Chesapeake Energy Corp.
                   6.875%, 01/15/16                                   1,489,732
  1,093,000        Comstock Resources, Inc.
                   6.875%, 03/01/12                                   1,114,860
    505,000        Forest Oil Corp.
                   8.000%, 12/15/11                                     558,025
  1,968,000        General Maritime Corp.
                   10.000%, 03/15/13                                  2,159,880
    785,000        Giant Industries, Inc.
                   11.000%, 05/15/12                                    890,975
    774,000        KCS Energy, Inc.
                   7.125%, 04/01/12                                     797,220
  1,155,000        Overseas Shipholding Group, Inc.
                   7.500%, 02/15/24                                   1,120,350
  1,900,000        Petroleo Brasileiro, SA
                   8.375%, 12/10/18                                   2,028,250
  1,076,000        Premcor Refining Group Inc.^
                   9.500%, 02/01/13                                   1,237,400
    458,000        Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                     496,930
    505,000        Range Resources Corp.
                   7.375%, 07/15/13                                     544,138
  1,177,000        Swift Energy Company^
                   9.375%, 05/01/12                                   1,288,815
    894,000        Tesoro Petroleum Corp.^
                   9.625%, 04/01/12                                     996,810
                   Williams Companies, Inc.^
  1,682,000        7.750%, 06/15/31                                   1,917,480
    336,000        7.500%, 01/15/31                                     375,480
                                                                ---------------
                                                                     17,016,345
                                                                ---------------
                   FINANCIALS (0.3%)
  1,261,000        Leucadia National Corp.^
                   7.000%, 08/15/13                                   1,283,068
    286,000        Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                     291,720
    656,000        Senior Housing Properties Trust
                   7.875%, 04/15/15                                     708,480
                                                                ---------------
                                                                      2,283,268
                                                                ---------------
                   HEALTH CARE (1.0%)
    146,000        Alpharma, Inc.
                   8.625%, 05/01/11                                     146,000
    690,000        Ameripath, Inc.^
                   10.500%, 04/01/13                                    702,075


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
4

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 1,421,000        Bausch & Lomb, Inc.
                   7.125%, 08/01/28                             $     1,495,602
    505,000        Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                     552,975
    673,000        MedCath Corp.^
                   9.875%, 07/15/12                                     752,077
  1,093,000        Quintiles Transnational Corp.
                   10.000%, 10/01/13                                  1,224,160
  1,429,000        Tenet Healthcare Corp.*^
                   9.250%, 02/01/15                                   1,479,015
    505,000        Valeant Pharmaceuticals International^
                   7.000%, 12/15/11                                     503,738
  1,093,000        Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                   1,194,103
                                                                ---------------
                                                                      8,049,745
                                                                ---------------
                   INDUSTRIALS (1.5%)
    370,000        Accuride Corp.
                   8.500%, 02/01/15                                     385,725
    420,000        Armor Holdings, Inc.^
                   8.250%, 08/15/13                                     456,750
    336,000        Commercial Vehicle Group, Inc.*^
                   8.000%, 07/01/13                                     352,800
    505,000        Gardner Denver, Inc.*
                   8.000%, 05/01/13                                     535,300
    505,000        GATX Corp.
                   8.875%, 06/01/09                                     567,496
  1,093,000        General Cable Corp.
                   9.500%, 11/15/10                                   1,142,185
    336,000        Greenbrier Companies, Inc.*
                   8.375%, 05/15/15                                     351,960
    841,000        Hutchison Whampoa, Ltd.*^
                   6.250%, 01/24/14                                     890,025
    505,000        Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                     558,025
                   JLG Industries, Inc.^
    757,000        8.250%, 05/01/08                                     809,990
    168,000        8.375%, 06/15/12                                     178,920
  1,766,000   EUR  Legrand Holding, SA
                   11.000%, 02/15/13                                  2,577,454
    572,000        Monitronics International, Inc.
                   11.750%, 09/01/10                                    599,170
    186,000        Orbital Sciences Corp.
                   9.000%, 07/15/11                                     202,740
  1,514,000        Terex Corp.^
                   7.375%, 01/15/14                                   1,597,270
    451,000        United Agri Products, Inc.
                   8.250%, 12/15/11                                     475,805
                                                                ---------------
                                                                     11,681,615
                                                                ---------------
                   INFORMATION TECHNOLOGY (1.5%)
  1,093,000        Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                   1,112,127
    673,000        Celestica, Inc.
                   7.875%, 07/01/11                                     696,555
    841,000        Flextronics International, Ltd.^
                   6.500%, 05/15/13                                     870,435


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$   841,000        Freescale Semiconductor, Inc.^
                   7.125%, 07/15/14                             $       899,870
                   Iron Mountain, Inc.
    841,000   GBP  7.250%, 04/15/14*                                  1,400,499
    336,000        6.625%, 01/01/16                                     321,720
    740,000        Lucent Technologies, Inc.
                   6.500%, 01/15/28                                     667,850
  1,757,000        Sanmina-Sci Corp.
                   10.375%, 01/15/10                                  1,959,055
    336,000        Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                    341,040
  1,009,000        Telcordia Technologies*
                   10.000%, 03/15/13                                    983,775
                   Xerox Corp.
  1,598,000        8.000%, 02/01/27                                   1,673,905
  1,177,000        7.625%, 06/15/13^                                  1,262,333
                                                                ---------------
                                                                     12,189,164
                                                                ---------------
                   MATERIALS (2.2%)
                   Aleris International, Inc.
    572,000        10.375%, 10/15/10                                    633,490
    360,000        9.000%, 11/15/14                                     378,900
  1,009,000        Arch Western Finance, LLC
                   6.750%, 07/01/13                                   1,041,792
    505,000        Buckeye Technologies, Inc.^
                   8.500%, 10/01/13                                     523,937
    841,000        Equistar Chemicals, LP
                   10.625%, 05/01/11                                    941,920
  1,441,000        Freeport-McMoRan Copper & Gold, Inc.^
                   10.125%, 02/01/10                                  1,606,715
  2,859,000        Georgia-Pacific Corp.^
                   8.125%, 05/15/11                                   3,223,523
  1,254,000        IPSCO, Inc.
                   8.750%, 06/01/13                                   1,407,615
    673,000        Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                     662,905
    462,000        Novelis, Inc.*^
                   7.250%, 02/15/15                                     474,705
  1,514,000        Polyone Corp.^
                   10.625%, 05/15/10                                  1,635,120
    516,000        Pope & Talbot, Inc.
                   8.375%, 06/01/13                                     513,420
  1,345,000        Sealed Air Corp.*
                   6.875%, 07/15/33                                   1,469,547
                   Steel Dynamics, Inc.
    505,000        9.500%, 03/15/09^                                    541,613
    336,000        9.500%, 03/15/09                                     360,360
    336,000        Texas Industries, Inc.*
                   7.250%, 07/15/13                                     356,160
                   Union Carbide Corp.
    673,000        7.500%, 06/01/25                                     729,148
    521,000        7.875%, 04/01/23^                                    579,240
                                                                ---------------
                                                                     17,080,110
                                                                ---------------
                   TELECOMMUNICATION SERVICES (0.3%)
    336,000        IPCS Escrow Company
                   11.500%, 05/01/12                                    383,040


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
5

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
$ 1,682,000        Nextel Communications, Inc.
                   7.375%, 08/01/15                             $     1,820,765
                                                                ---------------
                                                                      2,203,805
                                                                ---------------
                   UTILITIES (0.0%)
    395,000        NRG Energy, Inc.*^
                   8.000%, 12/15/13                                     424,625
                                                                ---------------

                     TOTAL CORPORATE BONDS                          124,280,965
                                                                ---------------


NUMBER OF
CONTRACTS                                                            VALUE
--------------------------------------------------------------------------------
                 OPTIONS (2.8%)
                   CONSUMER DISCRETIONARY (0.6%)
      1,400        eBay, Inc.#
                   Call, 01/20/07, Strike 42.50                       1,022,000
      2,650        Home Depot, Inc.#
                   Call, 01/20/07, Strike 40.00                       2,014,000
      2,500        YUM! Brands, Inc.#
                   Call, 01/20/07, Strike 50.00                       1,962,500
                                                                ---------------
                                                                      4,998,500
                                                                ---------------
                   CONSUMER STAPLES (0.2%)
      2,600        Constellation Brands, Inc.#
                   Call, 01/20/07, Strike 27.50                       1,196,000
                                                                ---------------
                   ENERGY (0.7%)
      1,500        Apache Corp.#
                   Call, 01/20/07, Strike 60.00                       2,407,500
      1,000        Patterson-UTI Energy, Inc.#
                   Call, 01/20/07, Strike 25.00                       1,090,000
      1,600        Transocean, Inc.#
                   Call, 01/20/07, Strike 55.00                       1,832,000
                                                                ---------------
                                                                      5,329,500
                                                                ---------------
                   HEALTH CARE (0.3%)
      1,500        Guidant Corp.#
                   Call, 01/21/06, Strike 70.00                         570,000
        750        Triad Hospitals, Inc.#
                   Call, 01/20/07, Strike 50.00                         588,750
      1,200        UnitedHealth Group Incorporated#
                   Call, 01/20/07, Strike 52.50                         954,000
                                                                ---------------
                                                                      2,112,750
                                                                ---------------
                   INDUSTRIALS (0.2%)
      2,800        American Power Conversion Corp.#
                   Call, 01/20/07, Strike 25.00                       1,764,000
                                                                ---------------
                   INFORMATION TECHNOLOGY (0.8%)
      1,800        Apple Computer, Inc.#
                   Call, 01/20/07, Strike 37.50                       2,070,000
        600        Electronic Arts, Inc.#
                   Call, 01/20/07, Strike 70.00                         375,000
      3,000        Emulex Corp.#
                   Call, 01/20/07, Strike 17.50                       1,350,000
      4,400        Nokia Corp.#
                   Call, 01/20/07, Strike 15.00                       1,188,000


NUMBER OF
CONTRACTS                                                            VALUE
--------------------------------------------------------------------------------
      1,800        Sandisk Corp.#
                   Call, 01/20/07, Strike 30.00                 $     1,548,000
                                                                ---------------
                                                                      6,531,000
                                                                ---------------

                     TOTAL OPTIONS                                   21,931,750
                                                                ---------------
                   TOTAL SYNTHETIC
                   CONVERTIBLE SECURITIES
                   (Cost $136,747,244)                              146,212,715
                                                                ---------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (36.1%)
                   CONSUMER DISCRETIONARY (5.0%)
    950,000        Ford Motor Company Capital
                   Trust II
                   6.500%                                            39,624,500
                                                                ---------------
                   CONSUMER STAPLES (3.2%)
  1,115,500        Albertson's, Inc.
                   7.250%                                            25,377,625
                                                                ---------------
                   ENERGY (4.2%)
    210,000        Amerada Hess Corp.
                   7.000%                                            21,369,600
     91,100        Chesapeake Energy Corp.*
                   5.000%                                            11,455,825
                                                                ---------------
                                                                     32,825,425
                                                                ---------------
                   FINANCIALS (15.0%)
    530,000        Chubb Corp.
                   7.000%                                            17,156,100
 16,000,000        Fortis, NV (Assurant)*
                   7.750%                                            17,820,000
    250,000        Hartford Financial Services
                   Group, Inc.
                   7.000%                                            18,297,500
    240,000        Lazard, Ltd.
                   6.625%                                             5,896,800
    465,000        Lehman Brothers Holdings, Inc.
                   6.250%                                            12,020,250
    190,000        Merrill Lynch & Company, Inc.
                   6.750%                                             7,013,660
    225,000        Metlife, Inc.
                   6.375%                                             6,225,750
    650,000        National Australia Bank, Ltd.
                   7.875%                                            25,577,500
    150,000        Washington Mutual, Inc.
                   5.375%                                             8,070,000
                                                                ---------------
                                                                  118,077,560
                                                                ---------------
                   HEALTH CARE (2.2%)
    305,000        Baxter International, Inc.
                   7.000%                                            17,177,600
                                                                ---------------
                   INDUSTRIALS (0.8%)
  2,500,000   GBP  BAE Systems, PLC
                   7.750%                                             6,740,936
                                                                ---------------
                   UTILITIES (5.7%)
    410,000        AES Corp. Trust III
                   6.750%                                            19,803,000


                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
    350,000        CenterPoint Energy, Inc.
                   2.000%                                       $    11,859,050
     65,000        Southern Union Company
                   5.000%                                             3,292,250
    140,000        TXU Corp.
                   8.125%                                             9,850,400
                                                                ---------------
                                                                     44,804,700
                                                                ---------------
                   TOTAL CONVERTIBLE
                   PREFERRED STOCKS
                   (Cost $253,984,970)                              284,628,346
                                                                ---------------


PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.6%)
$ 2,518,000        Citigroup, Inc.
                   3.190%, 08/01/05                                   2,518,000
 10,000,000        UBS Finance, Inc.
                   3.190%, 08/01/05                                  10,000,000
                                                               ----------------
                   TOTAL SHORT-TERM
                   INVESTMENTS
                   (Cost $12,518,000)                                12,518,000
                                                                ---------------


NUMBER OF
  SHARES                                                             VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.6%)
146,954,758        Bank of New York Institutional
                   Cash Reserve Fund
                   current rate 3.400%
                   (Cost $146,954,758)                              146,954,758
                                                                ---------------
TOTAL INVESTMENTS (163.5%)
(Cost $1,210,615,497)                                             1,290,251,773
                                                                ---------------
PAYABLE UPON RETURN OF
SECURITIES ON LOAN (-18.6%)                                        (146,954,758)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES
(3.8%)                                                               29,965,724
                                                                ---------------
PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-48.7%)                               (384,195,072)
                                                                ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                           $   789,067,667
                                                                ---------------


NOTES TO SCHEDULE OF INVESTMENTS

NOTE: VALUES FOR SECURITIES DENOMINATED IN FOREIGN
CURRENCIES ARE SHOWN IN U.S. DOLLARS.


NUMBER OF
CONTRACTS                                                            VALUE
--------------------------------------------------------------------------------
* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO
         ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JULY 31, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $105,639,206 OR 13.4% OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS OF THE FUND.
^        SECURITY, OR PORTION OF SECURITY, IS ON LOAN.
#        NON-INCOME PRODUCING SECURITY.
+ SECURITY IS PURCHASED AT A PRICE THAT TAKES INTO ACCOUNT THE VALUE, IF ANY, OF ACCRUED BUT UNPAID INTEREST.
++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS
CAD      Canadian Dollar
EUR      European Monetary Unit
GBP      British Pound Sterling



                See accompanying notes to Schedule of Investments
--------------------------------------------------------------------------------
7

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
                  --------------------------------------------

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

-------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.


OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2005 was as follows:

Cost basis of investments                               $1,218,216,915
                                                        ==============
Gross unrealized appreciation                               91,404,916
Gross unrealized depreciation                              (19,370,058)
                                                          ------------
Net unrealized appreciation (depreciation)                $ 72,034,858
                                                          ============


NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., an income component and the right or obligation to convert to an equity security ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks, money market instruments, and other instruments that provide an income component. The convertible component is achieved by investing in warrants or options to buy


-------------------------------------------------------------------------------
common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.90% to 3.46% for the nine months ended July 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable

-------------------------------------------------------------------------------
as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of July 31, 2005 were as follows:

                                                                                           Unrealized
                      Termination         Notional       Fixed Rate      Floating Rate    Appreciation
Counterparty             Date           Amount (000)    (Fund Pays)    (Fund Receives)   (Depreciation)
-------------------------------------------------------------------------------------------------------
Merrill Lynch          July 3, 2006       $65,000          1.91%         1month LIBOR     $ 1,342,815
Merrill Lynch     November 28, 2006        60,000          2.82%         1month LIBOR     $ 1,048,842
Merrill Lynch          July 3, 2007        65,000          2.33%         1month LIBOR     $ 2,429,190
Merrill Lynch     November 28, 2007        60,000          3.26%         1month LIBOR     $ 1,439,758
Merrill Lynch          July 3, 2008        70,000          2.69%         1month LIBOR     $ 3,309,817
Merrill Lynch     November 28, 2008        60,000          3.60%         1month LIBOR     $ 1,491,549
                                                                                          -----------
                                                                                          $11,061,971

NOTE 6

SECURITIES LENDING. During the period ended July 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2005, the Fund had securities valued at $143,611,565 that were on loan to broker-dealers and banks and $146,954,758 in cash or cash equivalent collateral.


ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John P. Calamos, Sr., certify that:

1. I have reviewed this report on Form N-Q of Calamos Convertible Opportunities and Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005

/s/ John P. Calamos, Sr.
-------------------------------
Principal Executive Officer


(b) Certification of Principal Financial Officer.

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Patrick H. Dudasik, certify that:

1. I have reviewed this report on Form N-Q of Calamos Convertible Opportunities and Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2005

/s/ Patrick H. Dudasik
-------------------------------
Principal Financial Officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:       /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:    John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:    September 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:      /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:    John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:    September 28, 2005

By:      /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:   Patrick H. Dudasik
Title:  Principal Financial Officer
Date:   September 28, 2005